FINANCING RECEIVABLE	12 Months Ended
Dec. 31, 2016
FINANCING RECEIVABLE [Abstract]
FINANCING RECEIVABLE
6.	FINANCING RECEIVABLE

Financing receivable consists of the following:

	As of December 31,
	2015	2016
Current financing receivable
Used automobile financing	$72,269	$277,684
Financing for installment sales	27,702	11,205
Other financing	47,833	27,775
Net deferred origination costs	209	176
Less allowance for financing receivable	(3,556)	(15,067)
Current financing receivable, net	$144,457	$301,773

Long-term financing receivable
Used automobile financing	$-	$53
Financing for installment sales	3,112	324
Other financing	12,188	-
Less allowance for long-term financing receivable	(27)	(47)
Long-term financing receivable, net	$15,273	$330

Financing receivable mainly represent both the principal and financing income receivable associated with the respective financing services expected to be collected from the individuals or companies receiving financing under the internet finance business at the respective balance sheet dates.

Used automobile financing is secured with pledged assets, which are used automobiles with value not less than the financing receivable. Other financing includes financing receivables related to rental financing provided to individuals referred by rental agents as well as micro cash financing to college students.

The following table presents nonaccrual financing receivable as of December 31, 2015 and 2016, respectively.

	As of December 31,
	2015	2016

Used automobile financing	$432	$3,352
Financing for installment sales	2,977	6,817
Other financing	174	4,945
	$3,583	$15,114

The following table presents the aging of financing receivable as of December 31, 2016.

	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used automobile financing	$275,007	2,730	$277,737
Financing for installment sales	4,712	6,817	11,529
Other financing	23,734	4,041	27,775
	$303,453	$13,588	$317,041

The following table presents the aging of financing receivable as of December 31, 2015.

	0-90	over 90	total
	days	days	financing
	aging	aging	receivable

Used automobile financing	$72,269	-	$72,269
Financing for installment sales	27,837	2,977	30,814
Other financing	59,847	174	60,021
	$159,953	$3,151	$163,104

Movement of allowance for financing receivable is as follows:

	As of December 31,
	2015	2016

Balance at beginning of year	-	$(3,583)
Charge to cost of revenues	(3,665)	(12,436)
Write off of financing receivable	-	119
Exchange difference	82	786
Balance at end of year	$(3,583)	$(15,114)